Segment Reporting (Schedule of Segment Operating Revenue) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Revenues	¥ 4,584,552	¥ 4,527,084	¥ 4,383,397
Telecommunications Business
Segment Reporting Information [Line Items]
Revenues	3,709,947	3,688,486	3,653,344
Smart Life Business
Segment Reporting Information [Line Items]
Revenues	486,547	491,234	427,707
Other businesses
Segment Reporting Information [Line Items]
Revenues	388,058	347,364	302,346
Total Segments
Segment Reporting Information [Line Items]
Revenues	4,613,474	4,553,184	4,411,377
Total Segments | Telecommunications Business
Segment Reporting Information [Line Items]
Revenues	3,711,156	3,689,779	3,654,565
Total Segments | Smart Life Business
Segment Reporting Information [Line Items]
Revenues	501,918	504,129	443,320
Total Segments | Other businesses
Segment Reporting Information [Line Items]
Revenues	400,400	359,276	313,492
Elimination
Segment Reporting Information [Line Items]
Revenues	(28,922)	(26,100)	(27,980)
Elimination | Telecommunications Business
Segment Reporting Information [Line Items]
Revenues	1,209	1,293	1,221
Elimination | Smart Life Business
Segment Reporting Information [Line Items]
Revenues	15,371	12,895	15,613
Elimination | Other businesses
Segment Reporting Information [Line Items]
Revenues	¥ 12,342	¥ 11,912	¥ 11,146